Lines of Credit and Debt - Private Placement and German Private Placement (Schuldschein) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($) series	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of series of notes issued | series	3
Level 2
Debt Instrument [Line Items]
Fair value of long-term debt			$ 2,014,259,000		$ 729,468,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000
Weighted average interest rate of long-term debt	3.66%
Senior Unsecured Notes | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument						$ 200,000,000
Senior Unsecured Notes | Series A, Series B and Series C Private Placement Notes
Debt Instrument [Line Items]
Debt issuance cost	$ 2,100,000
Senior Unsecured Notes | 3.19% Series A Senior Notes due October 16, 2019
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000
Term of debt instrument	7 years
Stated interest rate	3.19%			3.19%	3.19%
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000
Term of debt instrument	10 years
Stated interest rate	3.75%			3.75%	3.75%
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000
Term of debt instrument	12 years
Stated interest rate	3.90%			3.90%	3.90%
Senior Unsecured Notes | Private Placement | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt			394,669,000		$ 391,700,000
Private Placement Bond | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument			331,100,000		331,100,000.0
Debt issuance cost			1,200,000
Private Placement Bond | German Private Placement (Schuldschein) | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument | €				€ 255,000,000.0
Unrealized gain (loss) recorded in equity		$ (5,900,000)	(19,800,000)
Private Placement Bond | German Private Placement (Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt			$ 349,977,000		$ 337,768,000